SCHEDULE OF TEMPORARY DIFFERENCES OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards	$ 9,330,761	$ 5,245,659
Valuation allowance	(9,330,761)	(5,245,659)
Net deferred tax assets
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards	9,330,761	5,245,659
Israel country [member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards